Schedule of Investments (unaudited) February 28, 2023	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Guam — 0.2%

Utilities — 0.2%
Guam Government Waterworks Authority, RB, Series A, AMT, 5.00%, 01/01/50	$500	$502,106

New Jersey — 86.1%

Corporate — 7.7%
New Jersey Economic Development Authority, ARB
AMT, 5.25%, 09/15/29	6,000	5,977,500
Series B, AMT, 5.63%, 11/15/30	510	516,497
New Jersey Economic Development Authority, RB, AMT, 4.00%, 08/01/59	4,200	3,310,377
New Jersey Economic Development Authority, Refunding RB
3.38%, 04/01/38	1,360	1,258,642
3.50%, 04/01/42	720	635,270
AMT, 3.00%, 08/01/41	5,670	4,303,383
AMT, 3.00%, 08/01/43	5,600	4,129,546
Series A, AMT, 2.20%, 10/01/39(a)	3,880	3,244,813

		23,376,028

County/City/Special District/School District — 13.8%
Carlstadt School District, Refunding GO, 4.00%, 05/01/30	1,415	1,427,098
City of East Orange New Jersey, Refunding GO, (AGM), 3.00%, 09/15/31	2,200	2,173,041
Clifton Board of Education, GO, (AGM), 2.25%, 08/15/46	1,850	1,169,612
Clifton Board Of Education, GO, (AGM), 2.00%, 08/15/41	1,630	1,092,656
County of Bergen New Jersey, Refunding GO, 3.00%, 07/15/38	1,070	942,804
Essex County Improvement Authority, RB, (GTD), 4.00%, 11/01/44	7,695	7,715,318
Essex County Improvement Authority, Refunding RB, (NPFGC GTD), 5.50%, 10/01/29	1,500	1,750,204
Ewing Township Board of Education, GO
4.00%, 07/15/38	920	923,659
4.00%, 07/15/39	740	741,484
Hudson County Improvement Authority, RB, 5.00%, 05/01/46	1,440	1,481,639
Lenape Regional High School District, GO, (AGM), 3.50%, 01/01/39	3,400	3,018,619
Monmouth Regional High School District, GO, 3.00%, 02/01/34	1,260	1,223,362
New Jersey Economic Development Authority, RB
5.00%, 06/15/23(b)	2,000	2,010,478
Series AAA, 5.00%, 12/15/26(b)	1,990	2,139,529
Series B, AMT, 6.50%, 04/01/31	1,605	1,627,380
Newark Board of Education, Refunding GO, (BAM), 3.00%, 07/15/39	630	540,910
Township of Bloomfield New Jersey, Refunding GO, 3.00%, 02/01/33	1,040	1,018,310
Township of Irvington New Jersey, Refunding GO, Series A, (AGM, SAW), 5.00%, 07/15/24(b)	2,445	2,502,345
Township of Monroe New Jersey Middlesex County, Refunding GO
3.00%, 06/01/37	385	354,211
3.00%, 06/01/38	410	370,248

Security	Par (000)	Value

County/City/Special District/School District (continued)
Union County Utilities Authority, Refunding RB
Series A, AMT, (GTD), 4.75%, 12/01/31	$1,225	$1,226,188
Series A, AMT, (GTD), 5.25%, 12/01/31	6,120	6,128,274

		41,577,369

Education — 11.4%
Atlantic County Improvement Authority, RB, Series A, (AGM), 4.00%, 07/01/46	1,250	1,138,465
Camden County Improvement Authority, RB, 6.00%, 06/15/52	220	226,738
Gloucester County Improvement Authority, RB
5.00%, 07/01/44	530	539,625
Series A, 5.00%, 07/01/34	1,855	1,922,375
New Jersey Economic Development Authority, RB 6.00%, 10/01/43	1,000	1,005,790
Series A, 5.00%, 07/01/27(c)	170	167,923
Series A, 5.13%, 11/01/29(c)	100	98,832
Series A, 5.25%, 07/01/37(c)	470	442,225
Series A, 6.25%, 11/01/38(c)	210	213,131
Series A, 5.00%, 06/15/39(c)	825	775,342
Series A, 5.00%, 07/01/47	265	242,432
Series A, 5.38%, 07/01/47(c)	815	721,157
Series A, 5.00%, 12/01/48	2,190	2,078,575
Series A, 5.00%, 06/15/49(c)	135	120,499
Series A, 5.00%, 07/01/50	200	185,350
Series A, 6.50%, 11/01/52(c)	1,210	1,211,370
Series A, 5.25%, 11/01/54(c)	1,100	936,657
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/37	2,760	2,867,982
(AGM), 5.00%, 06/01/42	690	710,841
Class I, (SAP), 4.22%, 03/01/28(a)	2,590	2,623,802
Series A, 4.75%, 08/01/24(c)	100	99,047
Series A, 5.63%, 08/01/34(c)	250	251,008
Series A, 5.00%, 09/01/37(c)	315	296,886
Series A, 5.88%, 08/01/44(c)	430	430,256
Series A, 5.13%, 09/01/52(c)	1,000	882,294
New Jersey Educational Facilities Authority, RB
Series C, (AGM), 3.25%, 07/01/49	290	221,876
Series C, (AGM), 4.00%, 07/01/50	245	215,336
New Jersey Educational Facilities Authority, Refunding RB
Series A, 5.00%, 07/01/33	2,005	2,044,581
Series B, 5.00%, 07/01/32	2,465	2,593,037
Series H, (AGM), 4.00%, 07/01/39	715	705,092
New Jersey Higher Education Student Assistance Authority, RB, Sub-Series C, AMT, 4.00%, 12/01/48	700	615,012
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	950	936,817
Sub-Series C, AMT, 3.63%, 12/01/49	1,065	840,171
Series C, AMT, Subordinate, 5.00%, 12/01/52	1,075	1,084,687
New Jersey Institute of Technology, RB, Series A, AMT, 5.00%, 07/01/40	5,000	5,111,575

		34,556,786

Health — 13.2%
New Jersey Economic Development Authority, Refunding RB
5.00%, 01/01/34	270	257,827

1

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
New Jersey Economic Development Authority, Refunding RB (continued)
5.00%, 01/01/39	$270	$241,354
New Jersey Health Care Facilities Financing Authority, RB
5.00%, 07/01/42	4,660	4,761,569
2.38%, 07/01/46	3,740	2,508,478
3.00%, 07/01/51	7,905	5,705,189
Series A, 5.25%, 07/01/35	1,460	1,470,366
Series A, 5.00%, 07/01/39	1,150	1,163,982
Series A, 5.00%, 07/01/43	1,535	1,550,101
VRDN, 1.85%, 07/01/33(a)	5,000	5,000,000
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/24(b)	2,950	3,017,018
5.00%, 07/01/29	285	288,805
5.00%, 07/01/34	1,000	1,055,783
5.00%, 07/01/39	4,060	4,174,269
4.00%, 07/01/41	1,000	966,883
Series A, 4.00%, 07/01/32	2,300	2,306,090
Series A, 5.00%, 07/01/37	5,000	5,236,490

		39,704,204

Housing — 3.0%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing
Series H, 2.15%, 10/01/41	910	683,529
Series H, 2.30%, 10/01/46	680	470,284
Series H, 2.40%, 04/01/52	680	445,121
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing
Series A, (HUD SECT 8), 2.25%, 11/01/36	350	274,084
Series A, (HUD SECT 8), 2.45%, 11/01/45	240	158,203
Series A, (HUD SECT 8), 2.65%, 11/01/46	350	236,625
Series A, 4.00%, 11/01/48	150	127,677
Series A, (HUD SECT 8), 2.55%, 11/01/50	220	136,664
Series A, (HUD SECT 8), 2.70%, 11/01/51	350	224,196
Series A, 4.10%, 11/01/53	100	89,618
Series A, (HUD SECT 8), 2.63%, 11/01/56	220	130,579
Series A, (HUD SECT 8), 2.75%, 11/01/56	350	215,905
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing
Series A, 3.75%, 10/01/35	900	865,864
Series E, 2.25%, 10/01/40	695	503,196
Series E, 2.40%, 10/01/45	530	370,160
Newark Housing Authority, RB, M/F Housing
Series A, AMT, 5.00%, 12/01/30	1,640	1,659,062
Series A, AMT, 4.38%, 12/01/33	2,515	2,526,509

		9,117,276

State — 19.9%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	1,020	1,032,620
5.25%, 11/01/44	1,590	1,601,610
Class D, (AGM), 4.00%, 11/01/34	500	503,317
Garden State Preservation Trust, RB
Series A, (AGM), 5.75%, 11/01/28	2,565	2,803,127
Series B, (AGM), 0.00%, 11/01/24(d)	10,000	9,449,260
Series B, (AGM), 0.00%, 11/01/27(d)	4,135	3,555,414
New Jersey Economic Development Authority, RB 5.00%, 12/15/28(b)	2,040	2,282,228

Security	Par (000)	Value

State (continued)
New Jersey Economic Development Authority, RB (continued)
5.00%, 06/15/43	$3,465	$3,565,506
4.00%, 06/15/49	1,190	1,066,364
Series A, 5.00%, 06/15/42	4,000	4,105,376
Series DDD, 5.00%, 06/15/27(b)	3,000	3,258,444
New Jersey Economic Development Authority, Refunding RB
Series PP, 4.00%, 06/15/24(b)	4,875	4,920,805
Sub-Series A, 5.00%, 07/01/33	125	130,868
Sub-Series A, 4.00%, 07/01/34	165	164,966
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	2,194	2,241,542
New Jersey Educational Facilities Authority, RB,
Series A, 5.00%, 09/01/33	1,750	1,788,997
New Jersey Health Care Facilities Financing Authority, RB, 5.00%, 09/15/29	2,000	2,014,182
New Jersey Transportation Trust Fund Authority, RB
Series AA, 4.00%, 06/15/45	1,775	1,627,155
Series AA, 5.00%, 06/15/45	1,000	1,010,445
Series BB, 4.00%, 06/15/50	2,500	2,250,318
Series S, 5.25%, 06/15/43	1,720	1,793,764
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/38(d)	10,000	4,731,670
State of New Jersey, GO
2.00%, 06/01/37	2,600	2,035,215
5.00%, 06/01/40	2,000	2,150,260

		60,083,453

Tobacco — 1.3%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	1,000	1,019,110
Series A, 5.25%, 06/01/46	1,000	1,035,933
Sub-Series B, 5.00%, 06/01/46	2,000	1,975,628

		4,030,671

Transportation — 15.7%
New Jersey Economic Development Authority, RB
Class A, 5.25%, 11/01/47	2,200	2,321,759
AMT, (AGM), 5.13%, 01/01/39	1,000	1,006,412
AMT, (AGM), 5.13%, 07/01/42	1,000	1,006,245
AMT, 5.38%, 01/01/43	905	908,480
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/42	210	220,220
5.25%, 06/15/46	210	222,292
Class BB, 5.00%, 06/15/36	1,250	1,346,356
Class BB, 4.00%, 06/15/37	700	688,530
Class BB, 4.00%, 06/15/50	650	580,890
Series A, 5.00%, 06/15/30	1,250	1,318,197
Series A, 0.00%, 12/15/32(d)	10,000	6,658,490
Series AA, 5.25%, 06/15/31	2,000	2,008,906
Series AA, 4.00%, 06/15/36	1,435	1,432,509
Series AA, 5.00%, 06/15/45	2,500	2,581,320
Series AA, 4.00%, 06/15/50	4,000	3,565,728
Series B, 5.00%, 06/15/33	550	591,881
Series BB, 4.00%, 06/15/44	2,335	2,168,115
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(d)	8,900	5,036,474
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 06/15/31	2,730	2,877,718
Series A, 5.00%, 12/15/35	455	481,481

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
New Jersey Transportation Trust Fund Authority, Refunding RB (continued)
Series A, 4.00%, 06/15/36	$1,700	$1,693,404
New Jersey Turnpike Authority, RB
Series A, 4.00%, 01/01/42	1,000	980,497
Series E, 5.00%, 01/01/45	2,000	2,032,708
New Jersey Turnpike Authority, Refunding RB, Series A, (BHAC-CR AGM), 5.25%, 01/01/30	1,000	1,148,696
South Jersey Port Corp., ARB, Series B, AMT, 5.00%, 01/01/42	2,380	2,391,921
South Jersey Transportation Authority, Refunding RB
Series A, 5.00%, 11/01/32	440	450,339
Series A, 5.00%, 11/01/33	250	255,924
Series A, 5.00%, 11/01/39	1,500	1,516,044

		47,491,536

Utilities — 0.1%
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24(e)	205	207,236
New Jersey Infrastructure Bank, RB, 2.00%, 09/01/43	240	156,095

		363,331

Total Municipal Bonds in New Jersey		260,300,654

New York — 5.5%

Transportation — 5.5%
Port Authority of New York & New Jersey, ARB
93rd Series, 6.13%, 06/01/94	1,000	1,035,099
AMT, 5.00%, 11/01/30	1,000	1,087,047
AMT, 5.00%, 11/01/33	495	534,397
218th Series, AMT, 5.00%, 11/01/32	1,495	1,615,944
221th Series, AMT, 4.00%, 07/15/50	1,335	1,201,282
Port Authority of New York & New Jersey, Refunding ARB
194th Series, 5.25%, 10/15/55	1,460	1,501,064
205th Series, 5.00%, 11/15/47	1,975	2,058,928
AMT, 5.00%, 01/15/47	2,000	2,087,056
178th Series, AMT, 5.00%, 12/01/43	285	286,525
186th Series, AMT, 5.00%, 10/15/44	3,000	3,032,055
Series 223, AMT, 4.00%, 07/15/41	725	690,191
Series 223, AMT, 4.00%, 07/15/46	1,755	1,587,933

Total Municipal Bonds in New York		16,717,521

Pennsylvania — 0.9%

Transportation — 0.9%
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	1,130	1,184,015
Delaware River Port Authority, RB, 5.00%, 01/01/40	1,500	1,523,106

Total Municipal Bonds in Pennsylvania		2,707,121

Security	Par (000)	Value

Puerto Rico — 3.0%

State — 3.0%
Commonwealth of Puerto Rico, GO, Series A1, Restructured, 5.63%, 07/01/29	$1,043	$1,083,658
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,932	2,628,787
Series A-1, Restructured, 5.00%, 07/01/58	2,861	2,644,231
Series A-2, Restructured, 4.78%, 07/01/58	1,518	1,349,320
Series A-2, Restructured, 4.33%, 07/01/40	580	528,001
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, CAB(d)
Series A-1, Restructured, 0.00%, 07/01/46	2,674	687,611
Series B-1, Restructured, 0.00%, 07/01/46	567	146,499

Total Municipal Bonds in Puerto Rico		9,068,107

Total Long-Term Investments — 95.7% (Cost: $295,409,982)		289,295,509

	Shares

Short-Term Securities

Money Market Funds — 3.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 2.80%(f)(g)	10,941,124	10,940,030

Total Short-Term Securities — 3.6% (Cost: $10,939,633)		10,940,030

Total Investments — 99.3% (Cost: $306,349,615)		300,235,539

Other Assets Less Liabilities — 0.7%		2,075,200

Net Assets — 100.0%		$302,310,739

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

3

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock New Jersey Municipal Bond Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$13,301,815	$—	$(2,354,245	)(a)	$(6,893)	$(647)	$10,940,030	10,941,124	$183,302	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	33	06/21/23	$3,685	$4,904
U.S. Long Bond	44	06/21/23	5,519	60,965
5-Year U.S. Treasury Note	43	06/30/23	4,605	8,022

				$73,891

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock New Jersey Municipal Bond Fund

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$289,295,509	$—	$289,295,509
Short-Term Securities
Money Market Funds	10,940,030	—	—	10,940,030

	$10,940,030	$289,295,509	$—	$300,235,539

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$73,891	$—	$—	$73,891

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt

CAB	Capital Appreciation Bonds

GO	General Obligation Bonds

GTD	GTD Guaranteed

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAP	Subject to Appropriations

SAW	State Aid Withholding

VRDN	Variable Rate Demand Note

5